EXCHANGEABLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXCHANGEABLE NOTES
Balance as of beginning	$ 454,316	$ 427,112	$ 126,420
Issuance of exchangeable notes	28,541	27,883	378,964
Exchange to Series A redeemable convertible preferred shares (note 18)			(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(7,985)	4,448	13,162
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(2,901)	1,670	33
Repayments	(365,994)
Foreign currency translation adjustment	(2,978)	(6,797)	(31,048)
Balance as of ending	102,999	454,316	427,112
- Non-current portion	102,999
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	378,638	355,320	126,420
Issuance of exchangeable notes		27,883	307,172
Exchange to Series A redeemable convertible preferred shares (note 18)			(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(11,509)	737	13,162
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	0	272	33
Repayments	(365,994)
Foreign currency translation adjustment	(1,135)	(5,574)	(31,048)
Balance as of ending		378,638	355,320
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	75,678	71,792
Issuance of exchangeable notes			71,792
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	2,606	3,711	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(1,996)	1,398	0
Foreign currency translation adjustment	(1,124)	(1,223)
Balance as of ending	75,164	$ 75,678	$ 71,792
- Non-current portion	75,164
Kingway Exchangeable Note
EXCHANGEABLE NOTES
Issuance of exchangeable notes	28,541
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	918
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	(905)
Foreign currency translation adjustment	(719)
Balance as of ending	27,835
- Non-current portion	$ 27,835